FAIR VALUE MEASUREMENT (Schedule of Assets and Liabilities) (Details) $ in Thousands, € in Millions, ₪ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Forward exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward exchange contracts, notional amount	$ 9,200	€ 8.5			€ 7.6
Collar deal contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward exchange contracts, notional amount	8,700		₪ 33
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents - cash deposits	21,987			$ 10,315
Marketable securities - debt securities	$ 37,369			$ 37,230
Interest rate swap (liabilities)
Forward contracts and currency options (current liabilities) designated as hedging instruments
Currency options (current liabilities)
Forward contracts and currency options (current assets) designated as hedging instruments
Currency options (current assets)
Total fair value of assets, net of fair value liabilities	$ 59,356			$ 47,545
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents - cash deposits
Marketable securities - debt securities
Interest rate swap (liabilities)				$ (19)
Forward contracts and currency options (current liabilities) designated as hedging instruments	$ (42)			(39)
Currency options (current liabilities)	(3)			(159)
Forward contracts and currency options (current assets) designated as hedging instruments	417			807
Currency options (current assets)	6			98
Total fair value of assets, net of fair value liabilities	$ 378			$ 688